Vident U.S. Bond Strategy ETFTM
Schedule of Investments
May 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 41.3%	Par	Value
United States Treasury Note/Bond
6.13%, 11/15/2027	$ 19,410,000	$ 20,008,980
1.25%, 05/31/2028	8,650,000	8,196,382
3.88%, 06/15/2028	4,100,000	4,089,349
1.25%, 06/30/2028	4,000,000	3,781,641
3.88%, 07/15/2028	5,050,000	5,035,205
4.38%, 08/31/2028	975,000	982,236
5.25%, 11/15/2028	39,315,000	40,436,092
4.75%, 02/15/2041	19,085,000	19,031,323
4.00%, 11/15/2042	8,495,000	7,639,859
3.88%, 05/15/2043	2,530,000	2,226,993
4.38%, 08/15/2043	20,920,000	19,592,479
3.75%, 11/15/2043	3,172,000	2,729,779
4.75%, 11/15/2043	20,055,000	19,645,674
4.50%, 02/15/2044	16,920,000	16,045,580
4.63%, 05/15/2044	14,200,000	13,658,902
4.63%, 11/15/2044	11,165,000	10,710,986
4.75%, 02/15/2045	5,570,000	5,425,202
5.00%, 05/15/2045	11,450,000	11,498,528
TOTAL U.S. TREASURY SECURITIES (Cost $213,888,518)		210,735,190

CORPORATE BONDS - 39.5%	Par	Value
Consumer Discretionary - 0.0% (a)
Hasbro, Inc., 6.35%, 03/15/2040	120,000	125,729

Consumer Staples - 0.1%
Conagra Brands, Inc., 5.40%, 11/01/2048	780,000	676,958

Energy - 3.7%
APA Corp., 5.10%, 09/01/2040	1,020,000	940,954
Continental Resources, Inc., 4.90%, 06/01/2044	2,650,000	2,181,497
Energy Transfer LP
5.35%, 05/15/2045	400,000	365,105
6.25%, 04/15/2049	560,000	561,645
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,525,000	1,625,667
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	3,100,000	3,128,040
6.75% to 02/15/2036 then 5 yr. CMT Rate + 2.48%, 02/15/2056	2,440,000	2,487,573
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,540,000	1,537,887
Helmerich & Payne, Inc., 5.50%, 12/01/2034	315,000	312,049
HF Sinclair Corp., 6.25%, 01/15/2035	330,000	343,497
Occidental Petroleum Corp.
6.20%, 03/15/2040	695,000	732,507
6.60%, 03/15/2046	780,000	836,858
Ovintiv, Inc.
7.38%, 11/01/2031	1,100,000	1,222,080
6.50%, 08/15/2034	150,000	161,951
Western Gas Partners LP, 5.45%, 04/01/2044	760,000	697,554
Western Midstream Operating LP
5.30%, 03/01/2048	910,000	796,141
5.25%, 02/01/2050 (b)	785,000	686,131
		18,617,136

Financials - 23.3%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	4,700,000	4,872,860
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	4,900,000	5,004,468
Allstate Corp., 6.50% to 05/15/2037 then 3 mo. LIBOR USD + 2.12%, 05/15/2057 (c)	1,150,000	1,178,694
Ally Financial, Inc.
6.70%, 02/14/2033	1,650,000	1,704,569
5.55% to 07/31/2032 then SOFR + 1.78%, 07/31/2033	1,200,000	1,190,917
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	2,900,000	2,874,272
American Assets Trust LP
3.38%, 02/01/2031	925,000	840,888
6.15%, 10/01/2034	1,340,000	1,351,771
Apollo Debt Solutions BDC
6.90%, 04/13/2029	800,000	822,900
6.70%, 07/29/2031	900,000	921,172
6.55%, 03/15/2032	1,120,000	1,133,442
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	1,930,000	1,876,334
Ares Capital Corp.
3.20%, 11/15/2031	1,000,000	880,344
5.80%, 03/08/2032	735,000	732,354
Ares Strategic Income Fund
5.45%, 09/09/2028 (d)	1,600,000	1,587,262
5.60%, 02/15/2030	1,800,000	1,773,991
5.15%, 01/15/2031 (d)	1,210,000	1,161,832
6.20%, 03/21/2032	1,160,000	1,153,765
Athene Holding Ltd.
6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054	4,100,000	3,955,383
6.63%, 05/19/2055	560,000	553,533
6.88% to 06/28/2035 then 5 yr. CMT Rate + 2.58%, 06/28/2055	5,050,000	4,892,083
Bank of Montreal, 6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085	2,100,000	2,137,783
Bank of Nova Scotia
7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	2,650,000	2,738,115
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085	3,785,000	3,825,284
BGC Group, Inc., 6.15%, 04/02/2030	1,085,000	1,111,603
Blackstone Private Credit Fund
6.25%, 01/25/2031	950,000	951,714
6.00%, 01/29/2032	1,310,000	1,295,168
6.00%, 11/22/2034	2,030,000	1,951,737
Blackstone Secured Lending Fund, 5.13%, 01/31/2031	390,000	375,435
Blue Owl Capital Corp., 6.20%, 07/15/2030	1,900,000	1,900,363
Blue Owl Credit Income Corp.
7.75%, 01/15/2029	3,400,000	3,515,954
6.60%, 09/15/2029	1,750,000	1,764,049
5.80%, 03/15/2030	3,135,000	3,053,781
6.65%, 03/15/2031	2,930,000	2,939,810
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	4,365,000	4,388,747
Brighthouse Financial, Inc., 4.70%, 06/22/2047	6,330,000	4,575,409
Brookfield Finance, Inc., 6.30% to 01/15/2035 then 5 yr. CMT Rate + 2.08%, 01/15/2055	850,000	821,353
Canadian Imperial Bank of Commerce
6.95% to 01/28/2030 then 5 yr. CMT Rate + 2.83%, 01/28/2085	3,000,000	3,052,359
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085	1,135,000	1,169,222
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	825,000	844,780
Elect Global Investments Ltd., 7.20% to 09/11/2030 then 5 yr. CMT Rate + 3.28%, Perpetual	4,750,000	5,005,718
Equitable Holdings, Inc., 6.70% to 03/28/2035 then 5 yr. CMT Rate + 2.39%, 03/28/2055	1,600,000	1,648,171
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	1,290,000	1,311,861
6.25%, 10/04/2034	1,585,000	1,555,062
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	480,000	483,703
GLP Capital LP / GLP Financing II, Inc., 5.75%, 11/01/2037	565,000	557,208
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/2031	1,200,000	1,235,063

6.38%, 07/01/2034	1,920,000	1,970,084
Hiscox Ltd., 7.00% to 06/11/2035 then SOFR + 3.03%, 06/11/2036	4,400,000	4,642,218
HPS Corporate Lending Fund, 6.75%, 01/30/2029	875,000	891,904
Huntington Bancshares, Inc., 2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036	640,000	552,773
MetLife, Inc., 10.75%, 08/01/2039	1,000,000	1,295,930
Nanshan Life Pte Ltd., 5.88% to 03/17/2036 then 5 yr. CMT Rate + 1.85%, 03/17/2041	700,000	687,786
Pinnacle Bank, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	2,210,000	2,195,520
Prudential Financial, Inc.
6.75% to 03/01/2033 then 5 yr. CMT Rate + 2.85%, 03/01/2053	500,000	529,178
6.50% to 03/15/2034 then 5 yr. CMT Rate + 2.40%, 03/15/2054	635,000	654,399
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	1,430,000	1,448,792
Royal Bank of Canada
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	5,140,000	4,965,725
6.50% to 11/24/2035 then 5 yr. CMT Rate + 2.46%, 11/24/2085	2,075,000	2,038,474
Synchrony Financial, 6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036	750,000	752,629
Zions Bancorp NA, 6.82% to 11/19/2034 then SOFR + 2.83%, 11/19/2035	1,400,000	1,456,724
		118,754,422

Health Care - 0.0% (a)
Humana, Inc., 6.00%, 05/01/2055	150,000	144,018

Information Technology - 0.7%
Kyndryl Holdings, Inc.
6.35%, 02/20/2034	2,800,000	2,684,909
4.10%, 10/15/2041	1,335,000	964,876
		3,649,785

Materials - 1.9%
LYB International Finance III LLC
6.15%, 05/15/2035	1,000,000	1,037,247
5.88%, 01/15/2036	2,440,000	2,475,452
3.38%, 10/01/2040	2,860,000	2,125,294
4.20%, 10/15/2049	3,500,000	2,566,678
4.20%, 05/01/2050	1,750,000	1,280,544
3.63%, 04/01/2051	300,000	199,097
3.80%, 10/01/2060	135,000	86,486
		9,770,798

Utilities - 9.8%
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056	1,035,000	1,023,977
American Electric Power Co., Inc.
6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054	1,050,000	1,123,224
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	660,000	658,468
6.05% (5 yr. CMT Rate + 1.94%), 03/15/2056	1,360,000	1,349,331
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055	1,240,000	1,275,480
Dominion Energy, Inc.
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	2,000,000	2,075,292
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055	2,000,000	2,049,832
6.00% to 02/15/2031 then 5 yr. CMT Rate + 2.26%, 02/15/2056	2,100,000	2,112,630
6.20% to 02/15/2036 then 5 yr. CMT Rate + 2.01%, 02/15/2056	1,550,000	1,560,768
Duke Energy Corp., 6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054	835,000	870,226
Edison International
6.95%, 11/15/2029	650,000	682,504
5.25%, 03/15/2032	800,000	790,115
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	3,610,000	3,689,055
Entergy Corp.
7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	1,925,000	1,997,603
5.88% to 06/15/2031 then 5 yr. CMT Rate + 2.18%, 06/15/2056	1,025,000	1,029,605

6.10% (5 yr. CMT Rate + 2.01%), 06/15/2056	1,220,000	1,219,020
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	2,250,000	2,299,842
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055	1,390,000	1,439,788
NextEra Energy Capital Holdings, Inc.
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054	560,000	584,692
6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	3,400,000	3,503,907
4.80% to 12/01/2027 then 3 mo. LIBOR USD + 2.41%, 12/01/2077 (c)	2,140,000	2,113,850
NiSource, Inc.
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	2,850,000	2,961,900
6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055	1,200,000	1,229,428
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	5,860,000	5,972,729
Sempra
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	1,780,000	1,796,638
6.88% (5 yr. CMT Rate + 2.79%), 10/01/2054	1,250,000	1,277,377
6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055	1,680,000	1,699,377
6.38% to 04/01/2031 then 5 yr. CMT Rate + 2.63%, 04/01/2056	765,000	774,392
Sierra Pacific Power Co., 6.38% to 09/15/2031 then 5 yr. CMT Rate + 2.64%, 09/15/2056	600,000	599,618
		49,760,668
TOTAL CORPORATE BONDS (Cost $202,170,049)		201,499,514

MORTGAGE-BACKED SECURITIES - 13.8%	Par	Value
Federal Home Loan Mortgage Corp., 5.50%, 01/01/2055	1,314,836	1,324,146
Federal National Mortgage Association
5.50%, 06/01/2037 (e)	3,600,000	3,616,451
4.00%, 06/15/2040 (e)	250,000	234,099
5.00%, 06/15/2041 (e)	1,050,000	1,033,174
6.00%, 06/15/2041 (e)	7,300,000	7,454,953
4.00%, 04/01/2052	2,104,483	1,979,545
4.00%, 05/01/2052	2,836,429	2,666,592
4.00%, 06/01/2052	2,979,673	2,804,650
4.50%, 06/15/2052 (e)	1,420,000	1,363,393
6.50%, 09/25/2052 (e)	5,600,000	5,821,660
7.00%, 07/25/2053 (e)	4,300,000	4,549,422
6.50%, 04/01/2054	2,694,163	2,803,916
5.00%, 01/01/2055	2,679,921	2,639,669
Government National Mortgage Association
4.50%, 06/15/2041 (e)	1,050,000	1,010,275
5.00%, 06/15/2041 (e)	1,570,000	1,550,615
4.00%, 06/15/2042 (e)	200,000	186,013
5.50%, 06/15/2053 (e)	4,520,000	4,548,582
6.00%, 06/15/2053 (e)	9,825,000	10,011,342
6.50%, 08/20/2053 (e)	3,390,000	3,530,433
7.00%, 10/20/2053 (e)	1,530,000	1,583,819
5.00%, 01/20/2055	3,095,160	3,060,874
6.00%, 06/20/2055	2,336,414	2,389,767
6.50%, 09/20/2055	2,511,852	2,618,183
4.50%, 12/20/2055	1,979,035	1,906,150
TOTAL MORTGAGE-BACKED SECURITIES (Cost $70,890,990)		70,687,723

U.S. GOVERNMENT AGENCY ISSUES - 2.9%	Par	Value
Federal Home Loan Banks, 5.50%, 07/15/2036	20,000	21,586
Federal National Mortgage Association
0.75%, 10/08/2027	900,000	862,647
5.63%, 07/15/2037	1,045,000	1,135,649
Tennessee Valley Authority
3.88%, 03/15/2028	1,100,000	1,098,443
4.38%, 08/01/2034	350,000	349,702
5.88%, 04/01/2036	820,000	904,760
6.15%, 01/15/2038	1,285,000	1,467,991

5.25%, 09/15/2039	1,450,000		1,502,935
3.50%, 12/15/2042	2,185,000		1,803,597
5.25%, 02/01/2055	2,785,000		2,723,961
5.38%, 04/01/2056	2,215,000		2,223,162
4.63%, 09/15/2060	670,000		588,227
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $15,039,952)			14,682,660

TOTAL INVESTMENTS - 97.5% (Cost $501,989,509)			497,605,087
Other Assets in Excess of Liabilities - 2.5%		0.02462	12,557,682
TOTAL NET ASSETS - 100.0%			$ 510,162,769

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.
(b)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $2,749,094 or 0.5% of the Fund’s net assets.

(e)	To-be-announced security.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Vident U.S. Bond Strategy ETFTM has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$ –	$ 210,735,190	$ –	$ 210,735,190
Corporate Bonds	–	201,499,514	–	201,499,514
Mortgage-Backed Securities	–	70,687,723	–	70,687,723
U.S. Government Agency Issues	–	14,682,660	–	14,682,660
Total Investments	$ –	$ 497,605,087	$ –	$ 497,605,087

Refer to the Schedule of Investments for further disaggregation of investment categories.